Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at September 30, 2024 and December 31, 2023 include the following:

	2024	2023
	$	$
Trade receivables	34,082	36,355
Accrued revenues	4,157	3,486
Tax credits receivable	1,625	1,890
Interest receivable	189	—
Other receivables	229	44
	40,282	41,775